CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shipping related	$ 7,140	$ 8,928	$ 12,220
Coal related	203	0	0
OPERATING REVENUES	7,343	8,928	12,220
EXPENSES:
Commissions	(80)	(107)	(150)
Voyage expenses	(1,006)	(158)	(146)
Vessel operating expenses	(4,598)	(3,266)	(2,928)
Costs of coal sales	(75)	0	0
Selling, general and administrative expenses	(81,893)	(8,249)	(16,521)
Depreciation, depletion and amortization expenses	(2,860)	(6,564)	(8,180)
Impairment losses	0	(7,054)	(83,950)
Total Expenses	(90,512)	(25,398)	(111,875)
Operating loss from continuing operations	(83,169)	(16,470)	(99,655)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(62,670)	(86,549)	(22,672)
Loss on extinguishment of convertible notes	0	(293,109)	0
Interest income	0	0	68
Change in fair value of derivatives	(220)	0	0
Other income / (expense), net	47	(3,528)	(1,457)
Total other expenses, net	(62,843)	(383,186)	(24,061)
Loss before equity in net earnings in Joint Ventures	(146,012)	(399,656)	(123,716)
Loss from investments in Joint Ventures	(790)	(2,469)	0
Loss from continuing operations	(146,802)	(402,125)	(123,716)
Loss from discontinued operations	(11,422)	(1,800)	(166,679)
Net loss	(158,224)	(403,925)	(290,395)
Less: Net (gain) / loss attributable to the noncontrolling interest	(8)	1,363	0
Net loss attributable to NewLead Holdings' Shareholders	(158,232)	(402,562)	(290,395)
Loss per share:
Continuing operations	$ (110.66)	$ (1,124.50)	$ (7,511.60)
Discontinued operations	$ (8.61)	$ (5.03)	$ (10,120.16)
Total	$ (119.27)	$ (1,129.53)	$ (17,631.76)
Weighted average number of shares:
Basic and diluted (in shares)	1,326,545	357,604	16,470
Other comprehensive income
Unrealized gain on investments in available for sale securities	34	0	0
Total other comprehensive income	34	0	0
Total comprehensive loss attributable to NewLead Holdings' Shareholders	$ (158,198)	$ (402,562)	$ (290,395)